Note 20 - Provisions	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of provisions [text block]
20.	PROVISIONS

	2018	2017
Cost
Balance, beginning of year	$8,215	$17,989
Provisions reversed and used during the year	(3,323)	(10,602)
Unwinding of discount	-	389
Foreign exchange impact	(178)	439
Balance, end of year	$4,714	$8,215

Legal proceedings

In
March 2012,
Davina Hurt and Dominic Hill filed a lawsuit against Commerce Energy Inc., Just Energy Marketing Corp. and the Company (collectively referred to as “Just Energy”) in the Ohio Federal Court claiming entitlement to payment of minimum wage and overtime under Ohio wage claim laws and the federal Fair Labor Standards Act (“FLSA”) on their own behalf and similarly situated door-to-door sales representatives who sold for Commerce Energy Inc. in certain regions of the United States. The Court granted the plaintiffs’ request to certify the lawsuit as a class action. Approximately
1,800
plaintiffs opted into the federal minimum wage and overtime claims, and approximately
8,000
plaintiffs were certified as part of the Ohio state overtime claims. A jury trial on the liability phase was completed on
October 6, 2014.
The jury refused to find a willful violation by Just Energy but reached a verdict that supports the plaintiffs’ class and collective action that certain individuals were not
properly classified as outside salespeople in order to qualify for an exemption under the minimum wage and overtime requirements pursuant to the FLSA and Ohio wage and hour laws. Just Energy disagrees with the result of the
October 2014
trial and is of the opinion that it is
not
supported by existing law and precedent. On
January 9, 2015,
the Court struck the plaintiffs’ damage expert report. A separate damages phase on contested matters is scheduled for trial by the end of
May 2018.
Potential amounts owing have yet to be determined. Just Energy’s appeal opportunities will remain open after conclusion of the damages phase. Just Energy strongly believes it complied with the law and continues to vigorously defend against the claims.

In
August 2013,
Levonna Wilkins, a former door-to-door independent contractor for Just Energy Marketing Corp. (“JEMC”), filed a lawsuit against Just Energy Illinois Corp., Commerce Energy Inc., JEMC and the Company (collectively referred to as “Just Energy”) in the Illinois Federal District Court claiming entitlement to payment of minimum wage and overtime under Illinois wage claim laws and the FLSA on her own behalf and similarly situated door-to-door sales representatives who sold in Illinois. On
March 13, 2015,
the Court granted Wilkins’ request to certify the lawsuit as a class action to include a class made up of Illinois sales representatives who sold for Just Energy Illinois Corp. and Commerce Energy Inc. On
March 22, 2016,
Just Energy’s summary judgment motion to dismiss Wilkins’ claims was denied. On
June 16, 2016,
the Court granted Just Energy’s motion for reconsideration which objected to Wilkins’ class definition and revised the definition to exclude sales representatives who sold for Commerce Energy Inc. Certain class plaintiffs were dismissed by agreement of the parties due to failure to appear at deposition or failure to fit within the revised class definition. Motion for decertification of the class was filed and remains pending and under review with the Court. Just Energy strongly believes it complied with the law and continues to vigorously contest this matter.

In
March 2015,
Kevin Flood, a former door-to-door independent contractor for Just Energy Marketing Corp., filed a lawsuit against JEMC, Just Energy New York Corp. and the Company (collectively referred to as “Just Energy”) in New York Federal District Court (Southern District) claiming entitlement to payment of minimum wage and overtime under New York wage claim laws and the FLSA on his own behalf and similarly situated door-to-door sales representatives who sold in New York. On
January 25, 2016,
the Court granted Flood’s request to certify the lawsuit as a class action for the FLSA claims to include a class made up of New York sales representatives who sold for Just Energy New York.
167
individuals opted in to the FLSA class. Flood also filed a request to certify the lawsuit as a class action for alleged violations of the New York wage claim laws. On
January 20, 2017,
the Court granted Just Energy’s motion for summary judgment dismissing Flood’s claims and denied the motion to certify the class action. On
February 16, 2017,
Flood and opt-in plaintiffs filed an appeal of the dismissal of the Federal District Court’s order to the Court of Appeals for the Second Circuit. Appellate oral argument was held on
February 20, 2018
and the review remains pending with the Court. Just Energy strongly believes it complied with the law and will vigorously contest the appeal of the dismissal.

In
May 2015,
Kia Kordestani, a former door-to-door independent contractor (“IC”) sales representative for Just Energy Corp., filed a lawsuit against Just Energy Corp., Just Energy Ontario L.P. and the Company (collectively referred to as “Just Energy”) in the Superior Court of Justice, Ontario, claiming status as an employee and seeking benefits and protections of the
Employment Standards Act
such as minimum wage, overtime pay, and vacation and public holiday pay on his own behalf and similarly situated door-to-door sales representatives who sold in Ontario. On Just Energy’s request, Mr. Kordestani was removed as a plaintiff but replaced with Haidar Omarali, also a former door-to-door sales representative. In
August 2015,
Omarali filed a motion to certify a proposed class action of door-to-door sales representatives, and the Court set a hearing for
June 21, 2016.
The Court issued its certification decision on
July 27, 2016,
which granted Omarali’s request for certification with certain changes. Importantly, the Court refused to certify Omarali’s request for damages on an aggregate basis, finding that any alleged class member damages “cannot be determined without proof by individual class members”, and the Court left any further resolution on this issue to the common issues trial judge. The Court also refused to certify Omarali’s request for the option of punitive damages against Just Energy and found that there was no
evidence that Just Energy’s conduct justified a punitive damages question, largely because the evidence presented showed that over the years Just Energy was “reassured that their sales agents were indeed ICs, not
employees” by “various administrative agencies including the Canada Revenue Agency, the Workplace Safety and Insurance Board, and at least on one
occasion before an employment officer of the “
Employment Standards Act
”. Examinations are being held during
2018.
No
trial date has been scheduled. Just Energy strongly believes it complied with the law and continues to vigorously contest this matter.